3. Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3. Cash and Due From Banks

The average compensating balances held at correspondent banks during 2011 and 2010 were $ 7,329 and $3,272, respectively. The subsidiary bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks. In addition, the Federal Reserve Bank required the subsidiary bank to maintain average balances of approximately $6,576 and $5,002, for 2011 and 2010, respectively, as reserve requirements.